POSTRETIREMENT MEDICAL BENEFITS	12 Months Ended
Dec. 31, 2013
Postretirement Medical Benefits Disclosure [Abstract]
POSTRETIREMENT MEDICAL BENEFITS
POSTRETIREMENT MEDICAL BENEFITS
The Company provides postretirement medical benefits to retired employees and their dependents, mandated by the Coal Industry Retiree Health Act of 1992 and pursuant to collective bargaining agreements. The Company also provides these benefits to qualified full-time employees pursuant to collective bargaining agreements. These benefits are provided through self-insured programs.
The following table sets forth the actuarial present value of postretirement medical benefit obligations and amounts recognized in the Company’s financial statements:

	December 31,
	2013	2012
	(In thousands)
Change in benefit obligations:
Net benefit obligation at beginning of year	$333,842	$258,641
Liability acquired	—	49,241
Service cost	4,436	3,555
Interest cost	12,139	12,363
Plan participant contributions	132	129
Actuarial loss (gain)	(53,230)	22,342
Gross benefits paid	(14,220)	(13,544)
Federal subsidy on benefits paid	1,230	1,115
Net benefit obligation at end of year	284,329	333,842
Change in plan assets:
Employer contributions	14,088	13,415
Plan participant contributions	132	129
Gross benefits paid	(14,220)	(13,544)
Fair value of plan assets at end of year	—	—
Unfunded status at end of year	$(284,329)	$(333,842)
Amounts recognized in the balance sheet consist of:
Current liabilities	$(13,955)	$(14,068)
Noncurrent liabilities	(270,374)	(319,775)
Accumulated other comprehensive loss	20,292	77,528
Net amount recognized	$(264,037)	$(256,315)
Amounts recognized in accumulated other comprehensive loss consists of:
Net actuarial loss	$26,012	$83,884
Prior service credit	(5,720)	(6,356)
	$20,292	$77,528

In 2013, the Company’s postretirement medical benefit liabilities decreased $49.5 million primarily due to increases in discount rates.
The Company has elected to amortize its transition obligations over a 20-year period. Prior service costs and credits and actuarial gains and losses are amortized over the average life expectancy or average future service of the plan’s participants. The following amounts will be amortized from accumulated other comprehensive loss into net periodic benefit cost in 2014 (in millions):

Actuarial loss	$0.7
Prior service credit	0.6

The components of net periodic postretirement medical benefit cost are as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Components of net periodic benefit cost:
Service cost	$4,436	$3,555	$493
Interest cost	12,139	12,363	10,510
Amortization of:
Transition obligation	—	93	93
Prior service credit	(636)	(636)	(636)
Actuarial loss	4,641	3,116	255
Total net periodic benefit cost	$20,580	$18,491	$10,715
The following table shows the net periodic postretirement medical benefit costs that relate to current and former mining operations:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Former mining operations	$12,475	$11,314	$9,259
Current operations	8,105	7,177	1,456
Total net periodic benefit cost	$20,580	$18,491	$10,715

The costs for the former mining operations are included in Heritage health benefit expenses and the costs for current operations are included as operating expenses.
Assumptions
The weighted-average assumptions used to determine the benefit obligations as of the end of each year were as follows:

	December 31,
	2013	2012
Discount rate	4.50% - 5.05%	3.60% - 4.15%
Measurement date	December 31, 2013	December 31, 2012

The discount rate is adjusted annually based on an Aa corporate bond index adjusted for the difference in the duration of the bond index and the duration of the benefit obligations. This rate is calculated using a yield curve, which is developed using the average yield for bonds in the tenth to ninetieth percentiles, which excludes bonds with outlier yields.
The weighted-average assumptions used to determine net periodic benefit cost were as follows:

	December 31,
	2013	2012	2011
Discount rate	3.60% - 4.15%	4.10%	5.15%
Measurement date	December 31, 2012	December 31, 2011	December 31, 2010

The following presents information about the assumed health care trend rate:

	December 31,
	2013	2012
Health care cost trend rate assumed for next year	6.75%	7.00%
Rate to which the cost trend is assumed to decline (ultimate trend rate)	5.00%	5.00%
Year that the trend rate reaches the ultimate trend rate	2021	2021

The effect of a one percent change on the health care cost trend rate used to calculate periodic postretirement medical benefit costs and the related benefit obligation are summarized in the table below:

	Postretirement Medical Benefits
	1 % Increase	1 % Decrease
	(In thousands)
Effect on service and interest cost components	$3,148	$(2,442)
Effect on postretirement medical benefit obligation	$35,464	$(30,096)

Cash Flows
The following benefit payments and Medicare D subsidy (which the Company receives as a benefit partially offsetting its prescription drug costs for retirees and their dependents) are expected by the Company:

	Postretirement Medical Benefits	Medicare D Subsidy	Net Postretirement Medical Benefits
	(In thousands)
2014	$13,955	$(1,249)	$12,706
2015	14,522	(1,293)	13,229
2016	14,975	(1,336)	13,639
2017	15,408	(1,386)	14,022
2018	16,191	(1,432)	14,759
Years 2019 - 2023	85,342	(7,807)	77,535

Combined Benefit Fund
Additionally, the Company makes payments to the UMWA Combined Benefit Fund, or CBF, which is a multiemployer health plan neither controlled by nor administered by the Company. The CBF is designed to pay health care benefits to UMWA workers (and dependents) who retired prior to 1976. The Company is required by the Coal Act to make monthly premium payments into the CBF. These payments are based on the number of the Company’s UMWA employees who retired prior to 1976, and the Company’s pro-rata assigned share of UMWA retirees whose companies are no longer in business. Contributions to the CBF have decreased over the past three years due to a declining population. The Company expenses payments to the CBF when they are due. The following payments were made to the CBF (in millions):

2013	$2.2
2012	2.3
2011	2.6

Workers’ Compensation Benefits
The Company was self-insured for workers’ compensation benefits prior to January 1, 1996. Since 1996, the Company has purchased third-party insurance for workers’ compensation claims.
The following table shows the changes in the Company’s workers’ compensation obligation:

	December 31,
	2013	2012
	(In thousands)
Workers’ compensation, beginning of year (including current portion)	$9,530	$11,626
Accretion	166	204
Claims paid	(581)	(475)
Actuarial changes	(1,654)	(1,825)
Workers’ compensation, end of year	7,461	9,530
Less current portion	(717)	(820)
Workers’ compensation, less current portion	$6,744	$8,710

The discount rates used in determining the workers’ compensation benefit accruals are adjusted annually based on ten-year Treasury bond rates. At December 31, 2013 and 2012, the rates were 3.0% and 2.0%, respectively.
Black Lung Benefits
The Company is self-insured for federal and state black lung benefits for former heritage employees and has established an independent trust to pay these benefits.
The PPACA amended previous legislation related to black lung disease, providing automatic extension of awarded lifetime benefits to surviving spouses and providing changes to the legal criteria used to assess and award claims. Since the legislation passed in March 2010, the Company has experienced a significant increase in claims filed compared to the corresponding period in prior years. However, the Company has not been able to determine what, if any, additional impact may result from these claims due to lack of claims experience under the new legislation and court rulings interpreting the new provisions. The Company has not noted an increase in cash disbursements resulting from these new claims. The Company will continue to evaluate the impact of the PPACA in future periods as additional information, interpretations, guidance and claims experience becomes available.
The following table sets forth the funded status of the Company’s black lung obligation:

	December 31,
	2013	2012
	(In thousands)
Actuarial present value of benefit obligation:
Expected claims from terminated employees	$876	$1,139
Amounts owed to existing claimants	13,267	15,061
Total present value of benefit obligation	14,143	16,200
Plan assets at fair value, primarily government-backed securities	5,468	7,844
Excess of the black lung benefit obligation over trust assets	$8,675	$8,356

The discount rates used in determining the actuarial present value of the black lung benefit obligation are based on corporate bond yields and are adjusted annually. At December 31, 2013 and 2012, the rates used were 4.00% and 3.25%, respectively.
Plan Assets
The fair value of the Company’s Black Lung trust assets by asset category is as follows:

	December 31, 2013
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs
	Fair Value	Level 1	Level 2
	(In thousands)
U.S. treasury securities	$5,280	$—	$5,280
Mortgage-backed securities	185	—	185
Cash and cash equivalents	3	3	—
	$5,468	$3	$5,465

	December 31, 2012
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs
	Fair Value	Level 1	Level 2
	(In thousands)
U.S. treasury securities	$7,548	$—	$7,548
Mortgage-backed securities	269	—	269
Cash and cash equivalents	27	27	—
	$7,844	$27	$7,817

The Black Lung Level 1 trust assets include cash and cash equivalents.
The Black Lung Level 2 trust assets include U.S. treasury bonds and notes where evaluators gather information from market sources and integrate relative credit information, observed market movements, and sector news into the evaluated pricing applications and models to value these assets. Level 2 trust assets also include mortgage-backed securities which are valued via model using various inputs such as daily cash flow, snapshots of US Treasury market, floating rate indices as a benchmark yield, spread over index, periodic and life caps, next coupon adjustment date, and convertibility of the bond.